SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 – SUBSEQUENT EVENTS

Until the end of March 2016, the Company repaid approximately $5.1 million bank loans and $0.4 million notes payable that became due. The Company also borrowed approximately $8.7 million bank loans as well as approximately $1.3 million notes payable from various banks in China. All the loans and notes payable are short term in nature and guaranteed by Special Plastics, its shareholders and third parties.